RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Program Charges
A summary of restructuring program charges is as follows:

(In millions except for per share data)	2025	2024	2023
Workforce reductions	$81	$120	$19
Plant closing and other	52	83	38
Total before income taxes	133	202	57
Income tax benefit	29	43	11
Total after income taxes	$103	$160	$46
Per ordinary share - diluted	$0.26	$0.40	$0.11
Restructuring program charges related to the following segments:

(In millions)	2025	2024	2023
Electrical Americas	$14	$12	$5
Electrical Global	63	88	26
Aerospace	10	9	5
Mobility[1]	31	64	13
Corporate	14	29	8
Total	$133	$202	$57

Schedule of Liabilities Related to Restructuring
A summary of liabilities related to workforce reductions, plant closing, and other associated costs is as follows:

(In millions)	Workforce reductions	Plant closing and other	Total
Balance at January 1, 2024	$35	$6	$41
Liability recognized, net	120	83	202
Payments, utilization and translation	(59)	(81)	(141)
Balance at December 31, 2024	96	7	103
Liability recognized, net[1]	81	52	133
Payments, utilization and translation	(67)	(51)	(118)
Balance at December 31, 2025	$109	$8	$118
[1]The restructuring program liability was adjusted by $12 million in the fourth quarter of 2025 primarily related to true-ups for completed workforce reductions in the Mobility segment.